Document And Entity Information	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	PRUDENTIAL VARIABLE CONTRACT REAL PROPERTY ACCOUNT
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	22-1211670
Entity Address, Address Line One	751 Broad Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	802-6000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0000846581